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December 3, 2025

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) File Nos. 333-187668 and 811-22819

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information relating to certain series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 177, Amendment No.178, to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on November 25, 2025 (Accession No. 0001999371-25-018697).

If you have any questions or comments regarding this filing, please contact me at 860-503-1285 or by email at daphne.chisolm@virtus.com. Thank you.

Sincerely,

/s/ Daphne Chisolm

Daphne Chisolm